Employee benefits: variable compensation - Movements (Detail 4) - Options outstanding	Dec. 31, 2018 CHF (SFr) shares
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options outstanding | shares	6,567,592
Aggregate intrinsic value	SFr 6,500,000
10.21-15.00
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options outstanding | shares	3,294,894
Weighted average exercise price	SFr 10.27
Aggregate intrinsic value	SFr 6,500,000
Weighted average remaining contractual term (years)	0.2
15.01-25.00
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options outstanding | shares	3,272,698
Weighted average exercise price	SFr 16.95
Aggregate intrinsic value	SFr 0
Weighted average remaining contractual term (years)	0.6